Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Premium on issue of shares	Capital transaction		Stock options	Other reserves	Legal	Investments statutory	Tax-incentive reserve	VAE	FCTA	Retained earnings (loss)	Total	Non-controlling interest	Total
BALANCE at Dec. 31, 2022	$ 13,177,841	$ 36,321	$ (239,584)	[1]	$ 10,145	$ (35,177)	$ 603,603	$ 2,928,754	$ 767,354	$ 61,690	$ (8,410,771)		$ 8,900,176	$ 645,971	$ 9,546,147
Net income (loss)												(215,544)	(215,544)	41,836	(173,708)
Gain (loss) on foreign currency translation adjustments											(183,894)		(183,894)	(22,329)	(206,223)
Gain (loss) on net investment in foreign operations											368,536		368,536		368,536
Gain (loss) on cash flow hedge, net of tax										2,005			2,005		2,005
Valuation adjustments to equity in subsidiaries										(7,685)			(7,685)		(7,685)
Gain associated with pension and other postretirement benefit obligations, net of tax										5,979			5,979	1,215	7,194
Total comprehensive income (loss)										299	184,642	(215,544)	(30,603)	20,722	(9,881)
Share-based compensation			5,232	[1]							60		5,292	998	6,290
Realization of other reserves						(898)						898
Distribution of interim dividends												(447,979)	(447,979)		(447,979)
Dividends to non-controlling interest											(5)		(5)	(4,650)	(4,655)
Others														(79)	(79)
BALANCE at Sep. 30, 2023	13,177,841	36,321	(234,352)	[1]	10,145	(36,075)	603,603	2,928,754	767,354	61,989	(8,226,074)	(662,625)	8,426,881	662,962	9,089,843
BALANCE at Dec. 31, 2023	13,177,841	36,321	(232,475)	[1]	10,145	(36,413)	603,603	2,232,528	787,501	60,443	(7,614,450)		9,025,044	682,742	9,707,786
Net income (loss)												1,354,019	1,354,019	155,218	1,509,237
Gain (loss) on foreign currency translation adjustments											(832,990)		(832,990)	90,922	(742,068)
Gain (loss) on net investment in foreign operations											(201,995)		(201,995)		(201,995)
Gain (loss) on cash flow hedge, net of tax										964			964		964
Gain associated with pension and other postretirement benefit obligations, net of tax										5,435			5,435	1,153	6,588
Other comprehensive income VAE										(7,491)			(7,491)		(7,491)
Total comprehensive income (loss)										(1,092)	(1,034,985)	1,354,019	317,942	247,293	565,235
Share-based compensation			8,389	[1]									8,389	1,700	10,089
Realization of other reserves						(821)						821
Distribution of interim dividends												(799,983)	(799,983)		(799,983)
Dividends to non-controlling interest														(3,081)	(3,081)
Others														348	348
BALANCE at Sep. 30, 2024	$ 13,177,841	$ 36,321	$ (224,086)	[1]	$ 10,145	$ (37,234)	$ 603,603	$ 2,232,528	$ 787,501	$ 59,351	$ (8,649,435)	$ 554,857	$ 8,551,392	$ 929,002	$ 9,480,394

[1]	Refers to changes in equity resulting mainly from compensation based on the shares of subsidiaries.